Financial Assets and Liabilities - Summary of Prepayments (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Jun. 30, 2020
Disclosure Of Financial Assets And Liabilities [Abstract]
Clinical trial research and development expenditure	$ 3,865	$ 3,304
Prepaid insurance and subscriptions	3,041	1,337
Other	1,650	1,005
Prepayments	$ 8,556	$ 5,646